Net Profit (Loss) Per Share Attributable to Ordinary Shareholders - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	157,460,699	170,907,159	176,773,398
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	157,460,699		176,773,398
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, diluted	$ (19,440)	$ (24,901)	$ (38,407)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	111,049,902	121,867,011	115,005,250
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)
Common Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, basic	$ (8,125)	$ (10,021)	$ (20,628)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	46,410,797	49,040,148	61,768,148
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.18)	$ (0.20)	$ (0.33)